Dissagreggated Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Dissagreggated Revenue [Abstract]
Schedule of Disaggregated Revenue by Major Product Categories	The following table shows disaggregated revenue by major product categories for the years ended December 31, 2021, 2022, and 2023, respectively:
	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Sale of private-labelled apparel products	237,282,262	336,306,554	156,316,352	20,012,592
Retail sale of own-branded apparel products	3,254,265	11,145,014	17,886,275	2,289,912
Total	240,536,527	347,451,568	174,202,627	22,302,504

	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Sale of private-labelled apparel products	216,523,165	301,429,220	134,239,759	17,186,208
Retail sale of own-branded apparel products	1,420,257	4,187,387	4,914,557	629,193
Total	217,943,422	305,616,607	139,154,316	17,815,401

Schedule of Breakdown of Gross Profit and Gross Profit Margin	The following table sets forth a breakdown of our gross profit and gross profit margin for years ended December 31, 2021, 2022, and 2023:
	For the year ended December 31, 2023
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	156,316,352	134,239,759	22,076,593	14.1%
Own-branded apparel products	17,886,275	4,914,557	12,971,718	72.5%
Total	174,202,627	139,154,316	35,048,311	20.1%
	For the year ended December 31, 2022
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	336,306,554	301,429,220	34,877,334	10.4%
Own-branded apparel products	11,145,014	4,187,387	6,957,627	62.4%
Total	347,451,568	305,616,607	41,834,961	12.0%
	For the year ended December 31, 2021
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	237,282,262	216,523,165	20,759,097	8.7%
Own-branded apparel products	3,254,265	1,420,257	1,834,008	56.4%
Total	240,536,527	217,943,422	22,593,105	9.4%

Schedule of Revenue is Disaggregated by the Geographical Locations	In the following table, revenue is disaggregated by the geographical locations of customers:
	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Geographical locations:
The United States and Canada	235,568,451	328,293,299	132,124,783	16,915,437
The UK	3,080,163	11,145,014	17,898,073	2,291,423
Others	1,887,913	8,013,255	24,179,771	3,095,644
Total	240,536,527	347,451,568	174,202,627	22,302,504